Stock options and other stock-based plans	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
18.	Stock options and other stock-based plans:

At the Company's 2012 annual general meeting, the Company’s shareholders ratified and approved the Westport Omnibus Plan and reserved 8,000,000 common shares under this plan. Under the Westport Omnibus Plan, stock options, Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”) may be granted and are exercisable into common shares of the Company for no additional consideration.  Any employee, contractor, director or executive officer of the Company is eligible to participate in the Westport Omnibus Plan.

The Executive and Senior Management Compensation Program sets out provisions where the RSUs and PSUs (together the “Units”) will be granted to the Company’s executive management if performance milestones are achieved as determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors. These performance milestones are focused on achievement of key cash management, profitability and revenue growth objectives. Vesting periods and conditions for each Unit granted pursuant to the Westport Omnibus Plan are at the discretion of the Board of Directors and may include time based, share price or other performance targets.

(a)	Stock options:

The Company grants incentive stock options to employees, directors, officers and consultants. Stock options are granted with an exercise price of not less than the market price of the Company’s common shares on the date immediately prior to the date of grant. The exercise period of the options may not exceed eight years from the date of grant. Vesting periods of the options are at the discretion of the Board of Directors and may be based on fixed terms, achieving performance milestones or reaching specified share price targets.

A summary of the status of the Company’s stock option plan as of December 31, 2013, December 31, 2012 and December 31, 2011 and changes during the periods then ended are presented as follows:

	December 31, 2013		December 31, 2012		December 31, 2011
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)

Outstanding , beginning of period	996,047	$27.78	328,027	$8.96	562,014	$8.46

Granted	-	-	770,727	33.77	-	-
Exercised	(111,986)	6.80	(93,044)	10.49	(225,845)	7.87
Forfeited/expired	(67,611)	33.72	(9,663)	33.36	(8,142)	4.84

Outstanding, end of period	816,450	$30.20	996,047	$27.78	328,027	$8.96

Options exercisable, end of period	305,506	$24.15	226,487	$8.06	311,360	$8.55

During the year ended December 31, 2013, the Company recognized $2,094 (year ended December 31, 2012 - $2,705; nine months ended December 31, 2011 - $352) in stock-based compensation related to stock options.

No stock options were granted during the year ended December 31, 2013 or nine month period ended December 31, 2011.

The fair value of the options granted during the year ended December 31, 2012 was determined using the Black-Scholes option pricing formula simulation with the following weighted average assumptions: expected dividend yield - nil%, expected stock price volatility –   47.79%, risk free interest rate –   0.38%; expected life of options –  3 years. The weighted average grant date fair value was  $10.97 for options granted for the fiscal year ended December 31, 2012.

As at December 31, 2013, $2,409 of compensation cost related to stock option awards has yet to be recognized in results from operations and will be recognized over a weighted average period of  1.02 years.

Range of exercise prices (CDN $)			Number outstanding, December 31, 2013	Weighted average remaining contractual life	Weighted average exercise price (CDN$)	Number exercisable, December 31, 2013	Weighted average exercise price (CDN $)
$3.22	to	$3.47	5,504	0.5	$3.29	5,504	$3.29
4.24	to	4.27	21,900	0.7	4.27	21,900	4.27
9.10	to	11.11	79,237	1.0	10.79	79,237	10.79
14.90	to	16.5	16,903	1.9	15.69	16,903	15.69
29.76	to	33.83	692,906	3.0	33.8	181,962	33.78

$3.22	to	$33.83	816,450	2.7	$30.20	305,506	$24.15

(b)	Share units:

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2013, the Company recognized $12,189 (year ended December 31, 2012 - $9,763; nine months ended December 31, 2011 – $5,827) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2013, December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2013		December 31, 2012		December 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Outstanding, beginning of period	1,095,094	$20.68	1,250,917	$18.04	1,377,237	$12.19
Granted	742,140	$30.21	185,705	$35.99	269,292	$35.70
Exercised/Vested	(448,526)	$24.44	(337,228)	$19.34	(391,612)	$9.61
Forfeited/expired	(188,117)	$29.80	(4,300)	$19.67	(4,000)	$18.61

Outstanding, end of period	1,200,591	$23.68	1,095,094	$20.68	1,250,917	$18.04

Units outstanding and exercisable, end of period	224,638	$11.20	262,615	$8.86	276,931	$7.97

	Year ended December 31, 2013		Year ended December 31, 2012		Nine months ended December 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Unvested, beginning of period	832,479	$24.41	973,986	$20.90	835,703	$15.62
Granted	742,140	$30.16	185,705	$35.99	269,292	$35.70
Vested	(410,549)	$27.34	(322,912)	$21.64	(127,009)	$17.55
Forfeited	(188,117)	$29.80	(4,300)	$18.61	(4,000)	$18.61

Unvested, end of period	975,953	$26.55	832,479	$24.41	973,986	$20.90

As at December 31, 2013, $16,590 of compensation cost related to Units awards has yet to be recognized in results from operations and will be recognized over a weighted average period of  1.86 years.

Of the Units granted during the year ended December 31, 2013, 389,685 Units (December 31, 2012 – 66,428) were subject to market and service conditions. The fair value of these Units was determined using a Monte-Carlo simulation using the following weighted average assumptions: expected dividend yield - nil%; expected stock price volatility –    56.16%; and risk free interest rate –   1.17%. The valuation model determined the grant date fair value based on assumptions about the likelihood of the Company achieving different payout factors as driven by the market conditions. The weighted average grant date fair value was $30.72 for Units granted for the year ended December 31, 2013 (December 31, 2012 - $35.99). For the Units granted after January 1, 2013, Units are based on two-year revenue growth, with a three-year total shareholder return (“TSR”) gate that caps payouts as 100% unless Westport TSR relative to the Ardour Global Alternative Energy Index North America (“AGINA”) equals or exceeds median. Payouts may occur at 0% to 200% of the level awarded based on the fulfillment of the applicable performance. 100% of these Units vest after three years from the date of the grant.  For the Units granted during the year ended December 31, 2012, payout factors are determined based upon the absolute stock price at the end of two years, equal to the closing price on the last trading day of December 31, 2013. One-half of these Units vest after two years and the remainder after three years from the date of the grant. The impact of market conditions, if any, on compensation expense for these units is determined at the time of the grant with no adjustment to the compensation expense for the actual results of the market condition.    The fair value of all other Units was determined based on the market price of the underlying shares on the date of grant. For the Units granted prior to January 1, 2012, payout factors are determined based upon the absolute stock price at the end of two years and the stock price relative to a Synthetic Clean Tech index of comparative companies two years after the grant date. One-half of these Units vest after two years and the remainder after three years from the date of the grant. The impact of market conditions, if any, on compensation expense for these units is determined at the time of the grant with no adjustment to the compensation expense for the actual results of the market condition. During the year ended December 31, 2013, 160,674 PSUs (2012 – 83,218) vested with a payout factor of  200% (2012 – 200%) and 54,876 PSUs vested with a payout factor of 0% and were forfeited.

(c)	Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s stock option awards and share units at December 31, 2013 and 2012 are as follows:

	December 31, 2013	December 31, 2012
	CDN$	CDN$

Stock options:
Outstanding	$1,337	$4,219
Exercisable	1,337	4,137
Exercised	2,667	2,398

Share units:
Outstanding	$24,960	$28,823
Exercisable	4,670	6,912
Exercised	18,041	15,135

(d)	Stock-based compensation:

Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,		Nine months ended
	2013	2012	December 31, 2011

Research and development	$2,195	$2,251	$825
General and administrative	10,201	6,752	3,302
Sales and marketing	1,887	3,465	2,052

	$14,283	$12,468	$6,179